Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Operating Lease Right of Use Asset and Lease Liability
The Bank is party to operating leases for certain of its office premises and employee residences, with a renewal at the option of the Bank. Operating lease right-of-use
assets and lease liabilities were as follows:

	As of March 31,
	2025	2026	2026
		(In millions)
Right-of-use assets	Rs. 142,297.4	Rs. 160,879.7	US$	1,714.6
Lease liabilities	153,929.8	174,558.0		1,860.4

Operating Leases of Lessee Disclosure
The total lease expenses were as follows:

	As of March 31,
	2024	2025	2026	2026
	(In millions)
The total minimum lease expense during the year recognized in the consolidated statements of income	Rs. 23,245.5	Rs. 27,720.1	Rs. 32,390.6	US$	345.2

Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum lease payments as of March 31, 2026 were as follows:

Due in fiscal year ending March 31:	Operating leases
	(In millions, except for weighted averages)
2027	Rs.	27,615.2	US$	294.3
2028		27,023.1		288.0
2029		26,292.1		280.2
2030		25,144.2		268.0
2031		23,263.7		247.9
Thereafter		127,384.2		1,357.6

Total lease payments	Rs.	256,722.5	US$	2,736.0
Less: imputed interest		82,164.5		875.9

Total operating lease liabilities	Rs.	174,558.0	US$	1,860.4

Weighted average remaining lease term (in years)		10.0		10.0
Weighted average discount rate		7.15%		7.15%

Movement in Provision for Reward Points
The movement in provision for credit card and debit card reward points as of March 31, 2025 and March 31, 2026 is as follows:

	As of March 31,
	2025		2026		2026
	(In millions)
Opening provision of reward points	Rs.	8,635.5	Rs.	10,474.4	US$	111.6
Provision made during the year		9,335.1		10,065.2		107.3
Utilization/write back of provision		(7,496.2)		(8,836.5)		(94.2)
Effect of change in rate of accrual of reward points		—		—		—

Closing provision of reward points	Rs.	10,474.4	Rs.	11,703.1	US$	124.7